Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 8 — ACCOUNTS RECEIVABLE, NET

Accounts receivable is presented net of allowance for expected credit losses:

	As of December 31,
	2024	2025
Accounts receivable	$12,882,682	$9,516,927
Less: allowance for expected credit losses	(80,056)	(62,453)
Total	$12,802,626	$9,454,474

The movement of allowance for expected credit losses is as follows:

	As of December 31,
	2024	2025
Balance at beginning of the year	$(107,758)	$(80,056)
Reversal	27,702	17,603
Total	$(80,056)	$(62,453)